Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Total profit	$ 5,103	$ 279
Cost of revenue
Derivative Instruments, Gain (Loss) [Line Items]
Total profit	869	46
Research and development
Derivative Instruments, Gain (Loss) [Line Items]
Total profit	2,862	156
Sales and marketing
Derivative Instruments, Gain (Loss) [Line Items]
Total profit	349	22
General and administrative
Derivative Instruments, Gain (Loss) [Line Items]
Total profit	$ 1,023	$ 55